Changes in Non-Cash Operating Working Capital Items	12 Months Ended
Feb. 29, 2012
Changes in Non-Cash Operating Working Capital Items [Text Block]
17.	Change in Generally Accepted Accounting Principle

Effective February 29, 2012, Management determined that to better reflect the Company’s operations it would be more appropriate to expense the pallets when purchased as a cost of sale as incurred. The change in accounting principle was adopted retroactively, with retrospective adjustment of prior years’ financial statements as below. The impact on 2012 was a $23,932 reduction in comprehensive income, and a $0.01 impact on basic earnings per share. There was no impact on diluted earnings per share. Note that prior year comparatives are US GAAP adjusted.

Adjustments to Consolidated Statements of Income (Loss):

		2011	2010
Net income (loss) for the year, unadjusted		$(65,121)	$1,177,856
Adjustment to cost of sales		(16,907)	33,415
Net income (loss) for the year, adjusted		$(82,028)	$1,211,271
Comprehensive income (loss) for the year, adjusted		$(82,028)	$1,211,271
Basic income (loss) per share, unadjusted	$	(0.02)	$0.30
Adjustment to income (loss) per share		(0.00)	0.00
Basic income (loss) per share, adjusted	$	(0.02)	$0.30
Diluted income (loss) per share, unadjusted	$	(0.02)	$0.30
Adjustment to income (loss) per share		(0.00)	0.00
Diluted income (loss) per share, adjusted	$	(0.02)	$0.30

Adjustments to Assets, Liabilities and Shareholders’ Equity:

	2011	2010
Total assets, pre-adjustment	$15,857,262	$17,653,886
Adjustment to inventory, opening adjustment	(170,202)	(203,617)
Adjustment to inventory, current year	(16,907)	33,415
Total assets, as adjusted	$15,670,153	$17,483,684

Total liabilities	$4,001,920	$6,195,468
Total shareholders’ equity, pre-adjustment	$11,855,342	$11,458,418
	(170,202)
Adjustment to deficit, opening adjustment		(203,617)
Change in deficit relating to cost of sales	(16,907)	33,415
Total shareholders’ equity, as adjusted	$11,668,233	$11,288,216
Total liabilities and shareholders’ equity as adjusted	$15,670,153	$17,483,684